Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
11.	EQUITY

On March 19, 2024, the Group resolved to dispose Blockchain Dynamics Limited together with its subsidiary. The business was disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of $0.04. Therefore, a total of 13,073 ordinary shares was recorded as treasury shares as of December 31, 2024 and 2025, giving retroactive effect to the 1-to-100 Share Consolidation effected on November 14, 2025.

On September 3, 2025, the extraordinary general meeting of shareholders approved an amendment to share capital structure of the Company. The total authorized share capital remains unchanged at US$40,000,000, which has been reclassified from (i) 900,000,000 ordinary shares and 100,000,000 preferred shares (each with a par value of US$0.04) to (ii) 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares (each with a par value of US$0.04). The amendment involves the redesignation of all issued and authorized but unissued ordinary shares as Class A ordinary shares, and the redesignation of all 100,000,000 authorized but unissued preferred shares as Class B ordinary shares. The respective rights and restrictions attaching to the Class A and Class B ordinary shares are governed by the Company’s Amended and Restated Memorandum and Articles of Association.

Sale of ordinary shares

On February 19, 2025, the Company entered into certain securities purchase agreement with certain non-U.S. persons as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell up to an aggregate of 15,555,600 restricted ordinary shares of the Company, par value $0.04 per share, at a price of $0.45 per Share for an aggregate purchase price of approximately $7 million. The net proceeds to the Company from the offering shall be used by the Company for working capital and general corporate purposes.

On August 22, 2025, the Company entered into a share purchase agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell, and the Purchasers agreed to subscribe and purchase, 80,826,225 of its ordinary shares, par value US$0.04 each (the “Ordinary Shares”), and accompanying warrants (the “Stapled Warrants”) to purchase up to 80,826,225 Ordinary Shares at a combined purchase price of U$2.227 per Ordinary Share and accompanying Stapled Warrant in a registered direct offering. Each Stapled Warrant has an initial exercise price per share of U$3.3405, subject to certain adjustments. The Stapled Warrants will be exercisable immediately and will expire on August 27, 2030. A holder (together with its affiliates and other attribution parties) may not exercise any portion of a Stapled Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% or 9.99%, at the holder’s election, of the Company’s outstanding Ordinary Shares immediately after exercise. The gross proceeds to Yueda from the offering are approximately US$180.0 million, before deducting offering expenses payable by the Company. The offering was closed on August 27, 2025.

On September 3 and September 9, 2025, the Company adopted separate corporate resolutions in respect of the exercise of the Stapled Warrants issued in the August 2025 registered direct offering, authorizing Transhare Corporation, the Company’s stock transfer agent, to issue Class A Ordinary Shares and increase the number of the Company’s outstanding ordinary shares on its official books (the resolutions are solely for the adjustment of the equity control book and do not involve any stock transfer between parties). Pursuant to the respective resolutions, 17,512,350 and 28,019,760 outstanding ordinary shares were approved for new issuance on September 3 and September 9, 2025 respectively, with the exercise price set at $3.3405 per share for both issuances. All shares issued upon the warrant exercise are free trading shares.

On October 15, 2025, the Company entered into a share purchase agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell, and the Purchasers agreed to subscribe and purchase, up to an aggregate of 28,000,000 units (the “Units”) in a registered direct offering pursuant to an effective registration statement. Each Unit consists of one Class A Ordinary Share of the Company, par value US$0.04 per share (the “Ordinary Shares”), and one Class A Ordinary Share Purchase Warrant (the “Common Warrants”) to purchase up to one Ordinary Share, at a combined purchase price of US$1.00 per Unit. Each Common Warrant has an initial exercise price per share of US$1.00, subject to certain adjustments, which is exercisable beginning on the Initial Exercise Date and has a term of one (1) year from the Common Warrants’ Initial Exercise Date. The Company has reserved an aggregate of up to 364,000,000 Class A Ordinary Shares for issuance upon the exercise of the Common Warrants, all of which are fully paid and non-assessable and shall be issued pursuant to respective exercise notices; reference is made to the DWAC instructions provided in such exercise notices. The gross proceeds to the Company from the offering are approximately US$28.0 million, before deducting offering expenses payable by the Company. The offering was closed on October 16, 2025.

The summary of warrant activity is as follows, giving retroactive effect to the 1-to-100 Reverse Share Consolidation effected on November 14, 2025:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
December 31, 2024	—	—	$—	—
Granted/Acquired	4,448,262	4,448,262	$334.05	5
Exercised	(4,095,192)	(4,095,192)	$—	—
December 31, 2025	353,070	353,070	$334.05	4.66